CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 156,351	$ 204,301	$ 184,224
Restricted cash	17,473	15,665	14,801
Accounts receivable	576,282	574,142	684,046
Prepaid expenses and other current assets	137,085	105,643	69,420
Total current assets	887,191	899,751	952,491
Property and equipment, net	73,876	80,016	114,690
Goodwill	2,173,924	2,163,339	2,116,696
Other intangible assets, net	2,412,136	2,452,796	2,600,596
Investments in unconsolidated affiliates	116,176	115,624	111,663
Other assets	62,867	65,966	116,547
Total assets	5,726,170	5,777,492	6,012,683
Current liabilities
Current portion of long-term debt	13,304	63,745	27,655
Accounts payable	189,846	195,452	179,415
Accrued compensation and benefits	123,335	142,136	136,645
Other accrued expenses	141,467	121,758	128,835
Deferred revenues	54,187	51,898	45,581
Total current liabilities	522,139	574,989	518,131
Long-term debt, net of current portion	2,028,090	2,029,328	3,172,087
Deferred income tax liabilities, net	492,185	491,242	506,362
Warrant liability	26,761	21,234
Other long-term liabilities	134,178	141,910	146,297
Total liabilities	3,203,353	3,258,703	4,342,877
Commitments and contingencies
Redeemable noncontrolling interest	1,873	0
Equity attributable to stockholders of Advantage Solutions Inc.
Preferred stock
Common stock	32	32	20
Additional paid in capital	3,354,383	3,348,546	2,337,471
Accumulated deficit	(921,217)	(921,101)	(745,295)
Loans to Karman Topco L.P.	(6,322)	(6,316)	(6,244)
Accumulated other comprehensive income (loss)	(1,746)	674	(8,153)
Total equity attributable to stockholders of Advantage Solutions Inc.	2,425,130	2,421,835	1,577,799
Nonredeemable noncontrolling interest	95,814	96,954	92,007
Total stockholders' equity	2,520,944	2,518,789	1,669,806
Total liabilities and stockholders' equity	$ 5,726,170	$ 5,777,492	$ 6,012,683